CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical) - $ / shares	3 Months Ended	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2024
Statement of Stockholders' Equity [Abstract]
Dividends declared on common shares (in dollars per share)	$ 0.63	$ 0.63